CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 228,323	$ 242,099
Short-term investments	210,772	243,729
Trade receivables (net of allowance for doubtful accounts of $ 9,815 and $ 8,464 at December 31, 2019 and 2018, respectively)	319,622	287,963
Prepaid expenses and other current assets	116,972	87,450
Total current assets	875,689	861,241
LONG-TERM ASSETS
Long-term investments	542,389	244,998
Other long-term assets	124,034	74,042
Property and equipment, net	141,647	140,338
Deferred tax assets	30,513	12,309
Operating lease right-of-use assets	106,196
Other intangible assets, net	411,019	508,232
Goodwill	1,378,418	1,366,206
Total long-term assets	2,734,216	2,346,125
Total assets	3,609,905	3,207,366
CURRENT LIABILITIES
Trade payables	30,376	29,617
Deferred revenues and advances from customers	245,792	221,387
Current maturities of operating leases	21,519
Exchangeable senior notes	251,583	0
Accrued expenses and other liabilities	391,685	373,908
Total current liabilities	940,955	624,912
LONG-TERM LIABILITIES
Deferred revenues and advances from customers	26,045	35,112
Accrued severance pay	14,596	15,986
Deferred tax liabilities	52,509	44,140
Loan	213,313	455,985
Operating leases	103,490
Other long-term liabilities	1,731	14,618
Total long-term liabilities	411,684	565,841
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY
Common stock	18,961	18,849
Additional paid-in capital	1,568,035	1,499,986
Treasury stock	(554,146)	(527,417)
Accumulated other comprehensive loss	(33,299)	(46,616)
Retained earnings	1,257,715	1,071,811
Total shareholders' equity	2,257,266	2,016,613
Total liabilities and shareholders' equity	$ 3,609,905	$ 3,207,366